Organization and Nature of Business	12 Months Ended
Dec. 31, 2016
Organization and Nature of Business
Organization and Nature of Business

Hutchison China MediTech Limited

Notes to the Consolidated Financial Statements

1. Organization and Nature of Business

Hutchison China MediTech Limited (the “Company”) and its subsidiaries (together the “Group”) are principally engaged in researching, developing, manufacturing and selling pharmaceuticals and healthcare products. The Group and its equity investees have research and development facilities and manufacturing plants in Shanghai and Guangzhou in the People’s Republic of China (the “PRC”) and sell their products mainly in the PRC and Hong Kong.

The Company considers Hutchison Healthcare Holdings Limited as its immediate holding company and CK Hutchison Holdings Limited (“CK Hutchison”) as its ultimate holding company. Hutchison Whampoa Limited was the Company’s ultimate holding company until June 3, 2015 when it became a subsidiary of CK Hutchison upon certain reorganization within the group.

The Group determines its operating segments from both business and geographic perspectives as follows:

(i)

Innovation Platform (Drug research and development (“Drug R&D”)): focuses on discovering and developing innovative therapeutics in oncology and autoimmune diseases, and the provision of research and development services; and

(ii)

Commercial Platform: comprises of the manufacture, marketing and distribution of prescription and over‑the‑counter pharmaceuticals in the PRC as well as consumer health products through Hong Kong. The Commercial Platform is further segregated into two core business areas:

(a)	Prescription Drugs: comprises the development, manufacture, distribution, marketing and sale of prescription pharmaceuticals; and
(b)	Consumer Health: comprises the development, manufacture, distribution, marketing and sale of over‑the‑counter pharmaceuticals and consumer health products.

Innovation Platform and Prescription Drugs business under the Commercial Platform are primarily located in the PRC. The locations for Consumer Health business under the Commercial Platform are further segregated into the PRC and Hong Kong.

The Company was incorporated in the Cayman Islands on December 18, 2000 as an exempted company with limited liability under the Companies Law (2000 Revision), Chapter 22 of the Cayman Islands. The address of its registered office is P.O. Box 309, Ugland House, Grand Cayman, KY1‑1104, Cayman Islands.

On March 17, 2016, the Company’s American depository shares (“ADS”), each representing one-half of one ordinary share, commenced trading on the Nasdaq. Concurrently, the Company issued 3,750,000 ordinary shares in the form of 7,500,000 ADS for gross proceeds of US$101,250,000. On April 13, 2016, the Company issued an additional 330,000 ordinary shares in the form of 660,000 ADS for gross proceeds of US$8,910,000. Issuance costs totaled US$14,227,000, of which US$12,906,000 and US$1,321,000 was paid in the years ended December 31, 2016 and 2015 respectively. The Company’s ordinary shares continue to be listed on the AIM regulated by the London Stock Exchange.

Liquidity

As of December 31, 2016, the Group had accumulated losses of US$80,357,000, primarily due to its significant spendings in research and development activities. The Group regularly monitors current and expected liquidity requirements to ensure that it maintains sufficient cash balances and adequate credit facilities to meet its liquidity requirements in the short and long term. As of December 31, 2016, the Group had cash and cash equivalents of US$79,431,000, short-term investments of US$24,270,000 and unutilized bank borrowing facilities of US$70,000,000. Short-term investments are primarily comprised of bank deposits maturing over 3 months. As of December 31, 2015, the Group had cash and cash equivalents of US$31,941,000,  nil short-term investments and unutilized bank borrowing facilities of US$6,923,000. The Group’s operating plan includes the continued receipt of dividends from certain of its equity investees. Dividends received from equity investees for the years ended December 31, 2016, 2015 and 2014 was US$30,528,000,  US$6,410,000 and US$15,949,000 respectively. However, there can be no assurances that these entities will continue to declare and pay dividends to their shareholders.

Based on the Group’s operating plan, the existing cash and cash equivalents and short-term investments are considered to be sufficient to meet the cash requirements to fund planned operations and other commitments for at least the next twelve months (the look-forward period used).